Share Purchase Warrants (Details 3) - $ / shares	1 Months Ended			12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Jan. 31, 2021
Statement [Line Items]
Number of warrants outstandings				8,374,396
Number of warrants outstanding	1,386,800	4,613,200	695,000
Expiry Date	May 29, 2021	May 14, 2021	Mar. 16, 2022
Transaction Nine [Member]
Statement [Line Items]
Number of warrants outstanding				1,386,800
Exercise Price				$ 2.50
Expiry Date				May 29, 2021
Transaction Ten [Member]
Statement [Line Items]
Number of warrants outstanding				420,000
Exercise Price				$ 3.50
Expiry Date				May 29, 2021
Transaction Eleven [Member]
Statement [Line Items]
Number of warrants outstanding				211,283
Exercise Price				$ 2.30
Expiry Date				Jul. 30, 2022
Transaction Twelve [Member]
Statement [Line Items]
Number of warrants outstanding				201,221
Exercise Price				$ 2.30
Expiry Date				Aug. 06, 2022
Transaction Thirteen [Member]
Statement [Line Items]
Number of warrants outstanding				14,000
Exercise Price				$ 0.60
Expiry Date				Dec. 01, 2023
Transaction Eight [Member]
Statement [Line Items]
Number of warrants outstanding				4,613,200
Exercise Price				$ 2.50
Expiry Date				May 14, 2021
Transaction Seven [Member]
Statement [Line Items]
Number of warrants outstanding				10,800
Exercise Price				$ 3.00
Expiry Date				Mar. 16, 2022
Transaction Six [Member]
Statement [Line Items]
Number of warrants outstanding				695,000
Exercise Price				$ 2.50
Expiry Date				Mar. 16, 2022
Transaction Five [Member]
Statement [Line Items]
Number of warrants outstanding				378,000
Exercise Price				$ 6.00
Expiry Date				Oct. 22, 2021
Transaction Four [Member]
Statement [Line Items]
Number of warrants outstanding				90,726
Exercise Price				$ 6.00
Expiry Date				Oct. 18, 2021
Transaction Three [Member]
Statement [Line Items]
Number of warrants outstanding				800
Exercise Price				$ 6.00
Expiry Date				Oct. 01, 2021
Transaction Two [Member]
Statement [Line Items]
Number of warrants outstanding				335,325
Exercise Price				$ 6.00
Expiry Date				Sep. 21, 2021
Transaction One [Member]
Statement [Line Items]
Number of warrants outstanding				17,241
Exercise Price				$ 17.40
Expiry Date				Mar. 01, 2021